Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Amortized cost		$ 3,403,800
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 1,900	5,900
Other long-term investments, amortized cost	200,000	200,100
Premium receivable, allowance for credit loss	12,300	11,800
Other receivables, allowance for credit loss	0	0
Reinsurance recoverables on paid losses, allowance	200	200
Reinsurance recoverables on unpaid losses, allowance	$ 800	$ 800
Preferred stock, liquidation preference per share (in dollar per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference, value	$ 10	$ 10
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	110,335,061	111,730,209
Common stock, shares, outstanding (in shares)	110,335,061	111,730,209
Treasury stock, common, shares (in shares)	1,438,278	6,570,003
Related Party
Deferred policy acquisition cost, deferred commissions	$ 234,900	$ 200,200
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,047.3, 2024: $3,403.8 (net of allowance for credit losses of $1.9, 2024: $5.9))
Amortized cost	3,047,300	3,403,800
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	1,900	5,900
Short-term investments, available-for-sale, at fair value (amortized cost: $144.4, 2024: $221.9 (net of allowance for credit losses of $nil, 2024: $nil))
Amortized cost	144,400	221,900
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0	$ 0